JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

December 7, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of

JPMorgan U.S. Equity Income Fund – Class R5 Shares

(the “Fund”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Class R5 Shares of the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated December 3, 2018.

Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase